Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Due from Vinfluence	Shares issued to Board of Directors	Retained Earnings (Deficit)	BioNeutral Group, Inc. Shareholders' Equity	Non- Controlling Interest	Non- Controlling Preferred Stock
Beginning balance at Oct. 31, 2010	$ 7,908,374		$ 746	$ 57,099,519			$ (49,762,192)	$ 7,338,073	$ 570,217	$ 84
Beginning balance, shares at Oct. 31, 2010			74,643,115							83,753
Shares for cash	342,500		18	342,482				342,500
Shares for cash, shares			1,810,116
Issuance of shares for professional services	516,517		17	516,500				516,517
Issuance of shares for professional services, (Shares)			1,683,713
Preferred share conversions			2	23				25		(25)
Preferred share conversions, shares			242,690							(24,269)
Conversions to controlling interest			12	(12)
Conversions to controlling interest, shares			1,199,458
Net loss	(3,060,721)						(2,819,028)	(2,819,028)	(241,693)
Balance at Oct. 31, 2011	5,706,670		795	57,958,512			(52,581,220)	5,378,087	328,524	59
Balance, shares at Oct. 31, 2011			79,579,092							59,484
Issuance of shares for professional services	283,000		35	282,965				283,000
Issuance of shares for professional services, (Shares)			3,530,000
Issuance of shares for accrued compensation	200,000		25	199,975				200,000
Issuance of shares for accrued compensation, shares			2,500,000
Preferred share issuances	5,445,204	545		5,444,659				5,445,204
Preferred share issuances, shares		544,520
Preferred share conversions		(299)	374	(75)
Preferred share conversions, shares		(298,897)	37,362,125
Due from Vinfluence	(1,526,673)				(1,526,673)			(1,526,673)
Promissory note conversions	104,900		24	104,876				104,900
Promissory note conversions, shares			2,384,967
Shares issued to board members	(47,200)					(47,200)		(47,200)
Net loss	(2,606,350)						(2,386,369)	(2,386,369)	(219,981)
Balance at Oct. 31, 2012	$ 7,559,551	$ 246	$ 1,253	$ 63,990,912	$ (1,526,673)	$ (47,200)	$ (54,967,589)	$ 7,450,949	$ 108,543	$ 59
Balance, shares at Oct. 31, 2012		245,623	125,356,184							59,484